Long term debt - Schedules (Narrative) (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Revolving Credit Facilities [Abstract]
Gross Unsecured Revolving Credit Facility Available	$ 1,250,000,000
Maximum Letters of credit under the facility	100,000,000
Increase in revolving credit facility with minimum Increments	50,000,000
Maximum unsecured revolving credit facility	1,750,000,000
Unsecured loans received	0
Outstanding letters of credit facility	1,474,155,000	$ 1,470,435,000
Gross Letters Of Credit Committments	$ 1,667,932,000	$ 1,658,727,000
Debt to tangible net worth ratio	1